Cover	9 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	Grown Rogue International Inc.
Entity Central Index Key	0001463000
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	550 Airport Road
Entity Address, City or Town	Medford
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97504
City Area Code	458
Local Phone Number	226-2100
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1270 Avenue of the America
Entity Address, Address Line Two	Suite 2800
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	212
Local Phone Number	980-7208
Contact Personnel Name	Vanessa Schoenthaler